Mainland China Employee Contribution Plan - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PRC
Multiemployer Plans [Line Items]
Total expense for defined contribution plan	$ 20,604	¥ 134,053	¥ 130,630	¥ 89,571